Intangible Assets, Net (Details) - Schedule of intangible assets with definite useful lives - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets, Net (Details) - Schedule of intangible assets with definite useful lives [Line Items]
Total	$ 26,623,476	$ 6,317,604
Accumulated amortization	(3,546,041)	(2,533,451)
Intangible assets, net	23,077,435	3,784,153
License [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets with definite useful lives [Line Items]
Total	3,345,742	3,134,328
Land use right [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets with definite useful lives [Line Items]
Total	2,927,874	2,742,866
Non-patent technology [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets with definite useful lives [Line Items]
Total	470,117	440,410
Software [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets with definite useful lives [Line Items]
Total	$ 19,879,743